Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 1,287	$ 369	$ 9,395
Reclassification to Interest and finance costs net due to de-designations [Member}
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	144	122	1,472
Bunker and EUAs swaps	$ 1,143	$ 247	$ 7,923